Organization and nature of business (Details)	Mar. 31, 2023	Mar. 31, 2022
Represents the information pertaining to CN Energy Development.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Energy Holdings.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Zhejiang CN Energy.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Manzhouli CN Technology.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Khingan Forasen.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Hangzhou Forasen.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Zhongxing Energy.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Zhejiang New Material.
Ownership interest (as a percent)	100.00%
Represents information pertaining to CN Energy USA.
Ownership interest (as a percent)	100.00%	100.00%
Represents information pertaining to Zhoushan Xinyue.
Ownership interest (as a percent)	100.00%
Represents information pertaining to Ningbo Nadoutong.
Ownership interest (as a percent)	100.00%
Represents information pertaining to Zhejiang Yongfeng.
Ownership interest (as a percent)	100.00%
Represents information pertaining to MZ HK.
Ownership interest (as a percent)	100.00%
Represents information pertaining to MZ Pintai.
Ownership interest (as a percent)	100.00%
Represents information pertaining to Yunnan Yuemu.
Ownership interest (as a percent)	100.00%
Yunnan Honghao
Ownership interest (as a percent)	100.00%
Represents information pertaining to Zhejiang Yongfeng New Material.
Ownership interest (as a percent)	100.00%
Represents the information pertaining to Manzhouli CN Energy.
Ownership interest (as a percent)	100.00%